The Victory Portfolios

3435 Stelzer Road

Columbus, Ohio 43219

March 2, 2015

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                             The Victory Portfolios

File Nos. 33-8982; 811-4852

Ladies and Gentlemen:

On behalf of The Victory Portfolios (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the forms of prospectus of the Balanced Fund, Diversified Stock Fund, Dividend Growth Fund, Established Value Fund, Fund for Income, Global Equity Fund, International Fund, International Select Fund, Investment Grade Convertible Fund, Large Cap Growth Fund, National Municipal Bond Fund, Ohio Municipal Bond Fund, Small Company Opportunity Fund, Special Value Fund, Select Fund, Emerging Markets Small Cap Fund, Victory Munder Total Return Bond Fund, Victory Integrity Small/Mid-Cap Value Fund and Victory Munder International Fund—Core Equity, each a series of the Registrant, and the form of statement of additional information for Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 123 under the Securities Act to Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 26, 2015, accession number 0001104659-15-014530.

If you have any questions or comments regarding this filing, please call Jay Baris of Morrison & Foerster LLP at 212-468-8053.

Very truly yours,

The Victory Portfolios

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President

NY2-748700